CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Common share capital	Preferred share capital	Issued capital	Issued capital Common share capital	Issued capital Preferred share capital	Deficit	Deficit Common share capital	Deficit Preferred share capital	AOCI [1]	Total	Total Common share capital	Total Preferred share capital	Non-Controlling Interest
Equity, beginning balance at Dec. 31, 2023	$ 15,813				$ 15,765	$ 2,199	$ (2,372)			$ 221	$ 15,813			$ 0
Total comprehensive income
Earnings (loss)	1,874						1,864				1,864			10
Other comprehensive income (loss), net of tax (Note 22)
Other comprehensive income (loss), net of tax	420									420	420
Total comprehensive income	2,294						1,864			420	2,284			10
Transactions with shareholders of the Company (Note 16)
Common shares issued, net of issue costs		$ 1,230			1,230							$ 1,230
Part VI.1 tax	(9)		$ (9)	$ (9)							(9)
Share-based payment transactions	13	13		13							13
Dividends declared		(1,569)	(132)					$ (1,569)	$ (132)			(1,569)	$ (132)
Dividend equivalent payment – subscription receipts	(20)						(20)				(20)
Class A, Series 22 Preferred shares reclassification	(26)			(26)							(26)
Distributions to non-controlling interests	(12)													(12)
Alliance/Aux Sable Acquisition	148													148
Purchase/Derecognition of non-controlling interest	(220)						(74)				(74)			(146)
Total transactions with shareholders of the Company	(597)				1,243	(35)	(1,795)			0	(587)			(10)
Equity, ending balance at Dec. 31, 2024	17,510				17,008	2,164	(2,303)			641	17,510			0
Total comprehensive income
Earnings (loss)	1,694						1,694				1,694
Other comprehensive income (loss), net of tax (Note 22)
Other comprehensive income (loss), net of tax	(234)									(234)	(234)
Total comprehensive income	1,460						1,694			(234)	1,460
Transactions with shareholders of the Company (Note 16)
Part VI.1 tax	(10)		(10)	(10)							(10)
Preferred shares redemption			(425)			(425)							(425)
Share-based payment transactions	8	8		$ 8							8
Dividends declared		$ (1,638)	$ (134)					$ (1,638)	$ (134)			$ (1,638)	$ (134)
Total transactions with shareholders of the Company	(2,199)				8	(435)	(1,772)			0	(2,199)			0
Equity, ending balance at Dec. 31, 2025	$ 16,771				$ 17,016	$ 1,729	$ (2,381)			$ 407	$ 16,771			$ 0

[1]	Accumulated Other Comprehensive Income ("AOCI").